Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 92
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	4 years	3 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	13 years	8 years